PROPERTY, PLANT AND EQUIPMENT, NET - Summary (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
PROPERTY, PLANT AND EQUIPMENT, NET.
Property, plant and equipment	¥ 746,973,134		¥ 711,261,403
Less: Accumulated depreciation	(423,860,768)		(313,904,608)
Property, plant and equipment, net	323,112,366	$ 45,509,425	397,356,795
Furniture
PROPERTY, PLANT AND EQUIPMENT, NET.
Property, plant and equipment	375,782,740		380,987,667
Machinery and equipment
PROPERTY, PLANT AND EQUIPMENT, NET.
Property, plant and equipment	173,869,199		135,365,960
Building
PROPERTY, PLANT AND EQUIPMENT, NET.
Property, plant and equipment	149,465,476		148,449,403
Office and electronic equipment
PROPERTY, PLANT AND EQUIPMENT, NET.
Property, plant and equipment	33,252,080		31,868,495
Leasehold improvement
PROPERTY, PLANT AND EQUIPMENT, NET.
Property, plant and equipment	10,792,479		10,778,718
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET.
Property, plant and equipment	¥ 3,811,160		¥ 3,811,160